TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Balance at the beginning of year	¥ 41,358	$ 6,015	¥ 38,420
Additions based on tax positions related to the current year	30,043	4,370	4,263
Additions related to prior year tax position	9,676	1,407	3,658
Reversal related to prior year tax position	0	0	(1,207)
Decrease relating to expiration of applicable statute of limitation	(920)	(134)	(3,079)
Foreign currency translation			(697)
Foreign currency translation	843	123
Balance at the end of year	¥ 81,000	$ 11,781	¥ 41,358